Employee benefits (Details 3) - Gratuity Benefits Of Parent [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 3,064	₨ 3,093
Employer contributions	362	0
Interest on plan assets	206	213
Re-measurements due to:
Return on plan assets excluding interest on plan assets	37	16
Benefits paid	(330)	(249)
Assets (transferred)	0	(9)
Plan assets at the end of the year	₨ 3,339	₨ 3,064